Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 06, 2019
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 69,000,000	$ 64,000,000	$ 58,000,000
Technologies in Progress [Member] | Norstel [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets recognized during acquisition				$ 86,000,000
Acquired Licenses and Technologies [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 4,000,000	$ 2,000,000	$ 0